SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE－14 SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of Cayman Islands on March 17, 2023 with authorized share of 500,000,000 ordinary shares of par value US$0.001 each at the time of incorporation. One ordinary share was issued on March 17, 2023.

Our authorized share capital has been changed to US$500,000 divided into 20,000,000,000 ordinary shares, par value of US$0.000025 each on February 16, 2024. Following the completion of the Forward Split on February 16, 2024, the 27,796,502 ordinary shares issued and outstanding are presented on a retroactive basis for the periods presented to reflect the Reorganization completed on February 16, 2024.

A further 1,607,840 ordinary shares were issued by July 8, 2025, resulting in 29,404,342  ordinary shares outstanding as at December 31, 2025. The Company only has one class of ordinary shares that are accounted for as equity.

The Company is authorized to issue one class of ordinary share.

The holders of the Company’s ordinary share are entitled to the following rights:

Voting Rights: Each share of the Company’s ordinary share entitles its holder to one vote per share on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to any shares of preferred stock that the Company may decide to issue in the future, holders of the Company’s ordinary share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of the Company out of funds legally available thereof.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of the Company’s ordinary share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of the Company.

Other Matters: The holders of the Company’s ordinary share have no subscription, redemption or conversion privileges. The Company’s ordinary share does not entitle its holders to preemptive rights. All of the outstanding shares of the Company’s ordinary share are fully paid and non-assessable. The rights, preferences and privileges of the holders of the Company’s ordinary share are subject to the rights of the holders of shares of any series of preferred stock which the Company may issue in the future.